Taxation - Income tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Taxation
Total current tax expense	€ 980	€ 766	€ 906
Deferred tax expense	1,266	(716)	(414)
Total income tax expense	2,246	50	492
Tax (credited)/charged directly to other comprehensive income
Current tax	(1)	2	3
Deferred tax	49	(579)	305
Total tax (credited)/charged directly to other comprehensive income	48	(577)	308
Tax charged directly to equity
Current Tax	4
Deferred tax	3	4	7
Total tax charged directly to equity	7	4	7
United Kingdom
Taxation
Current period	59	70	4
Adjustments in respect of prior periods	(8)	1	4
Total current tax expense	51	71	8
Deferred tax expense	(91)	(36)	(71)
Overseas
Taxation
Current period	997	670	924
Adjustments in respect of prior periods	(68)	25	(26)
Total current tax expense	929	695	898
Deferred tax expense	€ 1,357	€ (680)	€ (343)